Note 18 - Fair Value Disclosure Measurements - Fair Value Reconciliation of Level 3 Assets (Details) - Subordinated Debt Obligations [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Balance as of January 1, 2021	$ 7,250
Purchases	4,000
Sales	0
Settlements	0
Transfers into Level 3 (1)	1,700
Transfers out of Level 3 (2)	(750)
Balance as of December 31, 2021	$ 12,200